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[LNL Letterhead]

Writer's Direct Dial:      260/455-3917
Telefax Number:   260/455-5135


November 7, 2006


Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:      Lincoln New York Account N for Variable Annuities
         Lincoln ChoicePlus Design
         Lincoln Life & Annuity Company of New York
         Pre-Effective Amendment No. 1
         File Nos. 811-09763; 333-135638

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York ("Company") and Lincoln New York Account N for Variable Annuities ("the Account"), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the "Contracts") that the Company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement (filed July 7, 2006). A courtesy copy of the Amendment will be provided to the Staff under separate cover.

The Amendment reflects changes made in response to SEC Staff comments and also includes up-to-date financial statements and exhibits.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Senior Counsel
The Lincoln National Life Insurance Company